MoA Core Bond Fund Annual Fund Operating Expenses - MoA Core Bond Fund - MoA Core Bond Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.45%